Goodwill (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

The table below shows goodwill, carrying value, estimated fair value, and excess of estimated fair value over carrying value for Alion’s reporting units as of June 30, 2014.

	Goodwill	Carrying Value	Estimated Fair Value	Excess of Estimated Fair Value over Carrying Value
	at June 30, 2014

	(In millions, except percentages)
Sector
TEOSS	$201.9	$173.6	$227.0	$53.4	31%
EISS	197.0	173.3	190.1	16.8	10%

Total	$398.9	$346.9	$417.1	$70.2	19%

The tables below show reporting unit goodwill and carrying value as of September 30, 2014, and goodwill carrying value, estimated fair value, and excess of estimated fair value over carrying value as of September 30, 2013.

	Goodwill	Carrying Value
	at September 30, 2014
Sector	(In millions)
TEOSS	$201.9	$184.0
EISS	197.0	185.4

Total	$398.9	$369.4

	Goodwill	Carrying Value	Estimated Fair Value	Excess of Estimated Fair Value over Carrying Value
Sector	at September 30, 2013 (In millions, except percentages)
TEOSS	$201.9	$187.3	$259.2	$71.9	38%
EISS	197.0	184.1	222.1	38.0	21%

Total	$398.9	$371.4	$481.3	$109.9	30%